CASH FLOW INFORMATION (Schedule of Cash and Cash Equivalents and Restricted Cash) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 3,260,135	$ 4,117,647
Restricted cash	1,143,666	1,146,077
Cash flow information	$ 4,403,801	$ 5,263,724	$ 6,879,623